As filed with the U.S. Securities and Exchange Commission on September 24, 2019
File No. 333-170106
File No. 811-22486

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 34	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 37	[X]
(Check appropriate box or boxes.)

GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of Principal Executive Office) (Zip Code)

(800) 664-5345
Registrant’s Telephone Number, including Area Code

Carrie Hansen
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and Address of Agent for Service)
Please send copies of all communications to:

Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
X	60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 34 (Amendment) to the registration statement of GPS Funds II (Registrant) on Form N-1A (Amendment) is being filed pursuant to 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 32 to the Registrant's registration statement on Form N-1A filed on July 31, 2019 (Accession No. 0000894189-19-004529), as supplemented to date, as it relates only to the prospectus (Part A) and statement of additional information (SAI) (Part B) of the GuidePath® Tactical Allocation Fund, a series of the Registrant (Fund).  The prospectus and SAI of the Fund, as filed in PEA 32, are incorporated into this Amendment by reference.  This Amendment is being filed for the purpose of implementing certain changes relating to the Fund.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

GPS FUNDS II
GuidePath® Tactical Allocation Fund
Service Shares

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2019

The date of this supplement is [______], 2019.

1. The information in the “Principal Investment Strategies of the Fund” section beginning on page 39 is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund
In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), domestic and international fixed income securities, exchange-traded funds (“ETFs”), mutual funds and cash equivalent money market securities.  The Fund’s allocation to individual securities may range from 0% to 90% of the Fund’s assets.

The asset classes in which the Fund may invest include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  A significant portion of the Fund’s fixed income allocation may be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may allocate assets to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis.

The Fund may invest in investment companies (collectively, referred to herein as “Underlying Funds”) when AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds would provide the Fund with an efficient means of creating exposure to a broad range of securities.  The Fund’s allocation to Underlying Funds may range from 10% to 100% of the Fund’s assets. The Fund may also invest in other exchange-traded products, such as exchange–traded notes (“ETNs”). The ETFs and ETNs in which the Fund invests may include inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively. By investing in the Fund, you will indirectly bear fees and expenses of Underlying Funds in which the Fund may invest in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, including tactical volatility managed asset allocation approaches developed by various research providers selected by the Advisor. The Advisor may utilize a combination of internal and external research constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

2. The “Principal Risks of Investing in the Fund” section beginning on page 40 is deleted in its entirety and replaced with the following:

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Investments in Underlying Funds Risk: To the extent that the Fund allocates a substantial portion of its assets to Underlying Funds, the ability of the Fund to meet its investment objective will depend on the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds.  The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency.  The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. The Federal Reserve has begun raising the federal funds rate and may continue to do so. Further increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns).  Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account.  A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.

4. The information in the “Performance” section beginning on page 42 is deleted in its entirety and replaced with the following:

The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategy on January 19, 2016 and again on [_____], 2019. The performance set forth below prior to such dates is attributable to the previous investment strategies.

GUIDEPATH® TACTICAL ALLOCATION FUND – SERVICE SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares as of [September 30, 2019 was ___%].

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	8.29%
Worst Quarter:	Quarter ended December 31, 2018	-13.07%

Average Annual Total Returns for Periods Ended December 31, 2018
	One Year	Five Years	Since Inception (April 29, 2011)
Tactical Allocation Fund – Service Shares
Return Before Taxes	-4.45%	2.08%	2.95%
Return After Taxes on Distributions	-5.83%	1.14%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	-2.26%	1.46%	2.15%
S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)	-1.30%	7.02%	7.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

5. The information in the “Investment Objective and Principal Investment Strategies” section on page 94 is deleted in its entirety and replaced with the following:

Investment Objective
GuidePath® Tactical Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated into a diversified portfolio consisting of domestic and international equity securities (including ADRs and GDRs), domestic and international fixed income securities, ETFs, mutual funds and cash equivalent money market securities.  The Fund’s percentage allocation to individual securities may range from 0% - 90% of the Fund’s assets. The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  A significant portion of the Fund’s fixed income allocation may be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may allocate assets to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis.

The Fund may invest in Underlying Funds when the Advisor believes such investments will provide the Fund with an efficient means of creating exposure to a broad range of securities.  The percentage allocation to Underlying Funds may range from 10% - 100% of the Fund’s assets. The Fund may also invest in other exchange-traded products, such as ETNs. The ETFs and ETNs in which the Fund invests include inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in which the Fund may invest in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.

The Fund may also invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, including tactical volatility managed asset allocation approaches developed by various research providers selected by the Advisor.  The Advisor may rely on a combination of internal and external research in constructing the Fund’s portfolio.  The asset allocation approaches considered by the Advisor typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

6. The “MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT” section beginning on page 106 is revised to add the following:

Investments in Underlying Funds Risk:  To the extent that the Fund invests a substantial portion of its assets in Underlying Funds, the ability of the Fund to meet its investment objective will depend on the ability of the Underlying Funds to meet their investment objectives. The Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Fund’s investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

7. The table in the “MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT” section on page 106 is revised as follows:

• Applicable -- Not Applicable	GuidePath® Tactical Allocation Fund
Alternative Strategies Risk	•
Business Development Company Risk	--
Changing Fixed Income Market Conditions	•
Closed-End Fund Risk	--
Collateralized Debt Obligations Risk	--
Commodities Risk	•
Convertible Securities Risk	--
Credit Risk	•
Debt/Fixed Income Securities Risk	--
Derivatives Risk	•
Emerging Markets Risk	•
Equity Risk	--
Exchange-Traded Funds Risk	•
Exchange-Traded Notes Risk	--
Extension Risk	--
Focus Risk	--
Foreign Exchange Trading Risk	•
Foreign Securities Risk	•
Fund of Funds Risk	--
Growth Investment Risk	•
High-Yield Debt Securities Risk	•
Inflation-Indexed Securities Risk	--
Inflation-Linked Securities Risk	--
Information Technology Sector Risk	--
Interest Rate Risk	•

Investments in Underlying Funds Risk	•
Leverage Risk	--
Leveraged and Inverse ETF/ETN Risk	•
Liquidity Risk	--
Loan Risk	--
Managed Futures Regulatory Risk	--
Management Risk	•
Market Risk	•
Marketplace Loan Risk	--
Master Limited Partnership Risk	--
Maturity Risk	--
Money Market Funds Risk	--
Mortgage- and Asset-Backed Securities Risk	•
Municipal Securities Risk	--
New Fund Risk	--
Non-U.S. Government Obligations Risk	--
Options Risk	--
Portfolio Turnover Risk	•
Preferred Stock Risk	--
Private Funds Risk	--
Real Estate Risk	•
Regional Risk	--
Senior Loan Risk	--
Short Position Risk	--
Small and Medium Capitalization Company Risk	•
Tax Risk – Inflated-Index Securities	--
Tax Risk – Investment in Commodities	--
Tax Risk – Investments in Municipal Obligations	--
U.S. Government Agency Obligations Risk	•
Valuation Risk	--
Value Investment Risk	•
Wholly-Owned Subsidiary Risk	--

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GPS FUNDS II
GuidePath® Tactical Allocation Fund
Institutional Shares

SUPPLEMENT TO THE PROSPECTUS
DATED JULY 31, 2019

The date of this supplement is [______], 2019.

1. The information in the “Principal Investment Strategies of the Fund” section beginning on page 47 is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund
In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), domestic and international fixed income securities, exchange-traded funds (“ETFs”), mutual funds and cash equivalent money market securities.  The Fund’s allocation to individual securities may range from 0% to 90% of the Fund’s assets.

The asset classes in which the Fund may invest include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds (sometimes referred to as “junk bonds”), including emerging market debt.  A significant portion of the Fund’s fixed income allocation may be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may allocate assets to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis.

The Fund may invest in investment companies (collectively, referred to herein as “Underlying Funds”) when AssetMark, Inc. (“AssetMark” or the “Advisor”) believes that investing in Underlying Funds would provide the Fund with an efficient means of creating exposure to a broad range of securities.  The Fund’s allocation to Underlying Funds may range from 10% to 100% of the Fund’s assets. The Fund may also invest in other exchange-traded products, such as exchange–traded notes (“ETNs”). The ETFs and ETNs in which the Fund invests may include inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively. By investing in the Fund, you will indirectly bear fees and expenses of Underlying Funds in which the Fund may invest in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.  The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, including tactical volatility managed asset allocation approaches developed by various research providers selected by the Advisor. The Advisor may utilize a combination of internal and external research constructing the Fund’s portfolio.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

2. The “Principal Risks of Investing in the Fund” section beginning on page 48 is deleted in its entirety and replaced with the following:

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk:  The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments.  The Fund’s investments in value-oriented securities may not reach what the Fund’s Advisor believes are their full value.

Growth Investment Risk:  The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Investments in Underlying Funds Risk: To the extent that the Fund allocates a substantial portion of its assets to Underlying Funds, the ability of the Fund to meet its investment objective will depend on the ability of the Underlying Funds to meet their investment objectives.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives. Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Foreign Exchange Trading Risk: The trading of foreign currencies directly generates risks separate from those faced from the risks of inactive or indirect exposures to non-dollar denominated instruments, insofar as the Fund may experience a loss from the buying and selling of currencies without any related exposure to non-dollar-denominated assets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.  If the market value of the Fund’s investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk:  High-yield debt securities or “junk bonds” are debt securities rated below investment grade by an NRSRO.  Junk bonds are subject to greater credit risk than higher-grade securities, have a greater risk of default and are considered speculative.  Issuers of junk bonds are more likely to experience financial difficulties that may impair their ability to make principal and interest payments.

Leveraged and Inverse ETF/ETN Risk: Inverse ETFs/ETNs generally use derivatives and short sales that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. To the extent the Fund invests in ETFs/ETNs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF/ETN will fall as the performance of that ETF or ETN’s benchmark rises, a result that is the opposite from traditional mutual funds.  The Fund’s use of leveraged and inverse-leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all.

Mortgage- and Asset-Backed Securities Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.  The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency.  The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

Credit Risk:  Individual issues of fixed income securities may be subject to the credit risk of the issuer.  This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations.

U.S. Government Agency Obligations Risk:  Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk.  Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.

Commodities Risk: The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to Fund-level tax is limited under the Internal Revenue Code of 1986, as amended.

Real Estate Risk:  The value of real estate-linked derivative instruments and other real estate-related securities such as real estate investment trusts (“REITs”) may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  To the extent the Fund invests in REITs, you will indirectly bear fees and expenses of the underlying REITs in addition to the Fund’s direct fees and expenses.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Changing Fixed Income Market Conditions: Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level. The Federal Reserve has begun raising the federal funds rate and may continue to do so. Further increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline.  If the Fund invests in derivatives tied to fixed-income markets, the Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.  To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.  In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns).  Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account.  A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.

4. The information in the “Performance” section beginning on page 51 is deleted in its entirety and replaced with the following:

The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Fund changed its investment strategy on January 19, 2016 and again on [_____], 2019. The performance set forth below prior to such dates is attributable to the previous investment strategies.

GUIDEPATH® TACTICAL ALLOCATION FUND – INSTITUTIONAL SHARES
Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Institutional Shares as of [September 30, 2019 was ____%].

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended September 30, 2018	8.09%
Worst Quarter:	Quarter ended December 31, 2018	-12.93%

Average Annual Total Returns for Periods Ended December 31, 2018
	One Year	Five Years	Since Inception (September 13, 2012)
Tactical Allocation Fund – Institutional Shares
Return Before Taxes	-3.87%	2.68%	4.56%
Return After Taxes on Distributions	-5.45%	1.59%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	-1.87%	1.90%	3.34%
S&P 500® Daily Risk Control 10% Index (reflects no deduction for fees, expenses or taxes)	-1.30%	7.02%	9.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

5. The information in the “Investment Objective and Principal Investment Strategies” section on page 92 is deleted in its entirety and replaced with the following:

Investment Objective
GuidePath® Tactical Allocation Fund seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.  The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval (although the Fund would provide notice to shareholders regarding any change).

Principal Investment Strategies
In seeking to maximize total return, under normal circumstances, the Fund’s assets are allocated into a diversified portfolio consisting of domestic and international equity securities (including ADRs and GDRs), domestic and international fixed income securities, ETFs, mutual funds and cash equivalent money market securities.  The Fund’s percentage allocation to individual securities may range from 0% - 90% of the Fund’s assets. The intention is to allow the Advisor broad flexibility to seek to take advantage of shorter-term opportunities to increase returns or to aggressively mitigate risks, through tactical, and potentially frequent, allocation shifts among asset classes.

The asset classes in which the Fund may invest include growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities, corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and higher-yielding bonds sometimes referred to as “junk bonds”), including emerging market debt.  A significant portion of the Fund’s fixed income allocation may be in non-investment grade fixed income investments with varying maturities, but these allocations may vary significantly over time.

The Fund may allocate assets to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis.

The Fund may invest in Underlying Funds when the Advisor believes such investments will provide the Fund with an efficient means of creating exposure to a broad range of securities.  The percentage allocation to Underlying Funds may range from 10% - 100% of the Fund’s assets. The Fund may also invest in other exchange-traded products, such as ETNs. The ETFs and ETNs in which the Fund invests include inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in which the Fund may invest in addition to the Fund’s direct fees and expenses.  In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs.

The Fund may also invest in Underlying Funds that use alternative strategies and/or use derivatives for risk management purposes or as part of their investment strategies.  The alternative strategies that the Underlying Funds may use include, among others, long/short strategies – equity and fixed income, market-neutral strategies, and absolute return/global macro strategies.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  Examples of derivatives that the Underlying Funds may use include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return and credit default swaps), credit-linked securities, equity participation notes and equity-linked notes.  An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust its risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Advisor’s asset allocation decisions will be based on different factors and analytical approaches, including tactical volatility managed asset allocation approaches developed by various research providers selected by the Advisor.  The Advisor may rely on a combination of internal and external research in constructing the Fund’s portfolio.  The asset allocation approaches considered by the Advisor typically utilize fundamental and quantitative analysis regarding capital market expectations, the economic outlook, and assumptions regarding risks and returns.  The Advisor seeks to create a portfolio that is optimized to seek the maximum total return, while maintaining diversification and limiting risk and volatility.

The Fund’s asset allocation mix among equity, fixed income and cash equivalent money market securities is intended to change frequently over time.  The Fund does not have a set target asset allocation mix among equities, fixed income securities and cash equivalent investments.  If the Advisor believes that the stock market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes such as fixed income or cash equivalent securities.  The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return.  Based on these judgments, the Fund’s asset allocation mix may significantly change over time in response to opportunities as they are identified.

6. The “MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT” section beginning on page 102 is revised to add the following:

Investments in Underlying Funds Risk:  To the extent that the Fund invests a substantial portion of its assets in Underlying Funds, the ability of the Fund to meet its investment objective will depend on the ability of the Underlying Funds to meet their investment objectives. The Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets that a Fund allocates to the Underlying Funds.  There can be no assurance that either the Fund or the Underlying Funds will achieve their investment objectives.  Additionally, the Fund may invest in other investment companies for which the Advisor or an affiliate serves as investment advisor (i.e., affiliated Underlying Funds). Because the Advisor and/or its affiliates receive asset-based fees for providing services to the affiliated Underlying Funds, the Fund’s investments in such affiliated Underlying Funds would benefit the Advisor and/or its affiliates. Such investments in the Underlying Funds could create a conflict of interest for the Advisor in managing the Fund’s assets. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.

7. The table in the “MORE INFORMATION ABOUT THE PRINCIPAL RISKS OF INVESTMENT” section on page 105 is revised as follows:

• Applicable -- Not Applicable	GuidePath® Tactical Allocation Fund
Alternative Strategies Risk	•
Business Development Company Risk	--
Changing Fixed Income Market Conditions	•
Closed-End Fund Risk	--
Collateralized Debt Obligations Risk	--
Commodities Risk	•
Convertible Securities Risk	--
Credit Risk	•
Debt/Fixed Income Securities Risk	--
Derivatives Risk	•
Emerging Markets Risk	•
Equity Risk	--
Exchange-Traded Funds Risk	•
Exchange-Traded Notes Risk	--
Extension Risk	--
Focus Risk	--
Foreign Exchange Trading Risk	•
Foreign Securities Risk	•
Fund of Funds Risk	--
Growth Investment Risk	•
High-Yield Debt Securities Risk	•
Inflation-Indexed Securities Risk	--
Inflation-Linked Securities Risk	--
Information Technology Sector Risk	--
Interest Rate Risk	•

Investments in Underlying Funds Risk	•
Leverage Risk	--
Leveraged and Inverse ETF/ETN Risk	•
Liquidity Risk	--
Loan Risk	--
Managed Futures Regulatory Risk	--
Management Risk	•
Market Risk	•
Marketplace Loan Risk	--
Master Limited Partnership Risk	--
Maturity Risk	--
Money Market Funds Risk	--
Mortgage- and Asset-Backed Securities Risk	•
Municipal Securities Risk	--
New Fund Risk	--
Non-U.S. Government Obligations Risk	--
Options Risk	--
Portfolio Turnover Risk	•
Preferred Stock Risk	--
Private Funds Risk	--
Real Estate Risk	•
Regional Risk	--
Senior Loan Risk	--
Short Position Risk	--
Small and Medium Capitalization Company Risk	•
Tax Risk – Inflated-Index Securities	--
Tax Risk – Investment in Commodities	--
Tax Risk – Investments in Municipal Obligations	--
U.S. Government Agency Obligations Risk	•
Valuation Risk	--
Value Investment Risk	•
Wholly-Owned Subsidiary Risk	--

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GPS FUNDS II

GuidePath® Tactical Allocation Fund

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2019

The date of this supplement is [______], 2019.

1. The first paragraph in the “Principal Holders, Control Persons and Management Ownership” section beginning on page 54 is revised to add the following:

[TO BE UPDATED IN 485(B) FILING:]

[As of October ___, 2019, the officers and Trustees of the Trusts, as a group, owned less than 1% of the outstanding shares of each class of the GuidePath® Tactical Allocation Fund.]

2. The information appearing under the heading “Principal Holders and Control Persons of the Tactical Allocation Fund” section beginning on page 59 is deleted in its entirety and replaced as follows:

The following table provides the name, address, and number of shares of each class owned by any person who owns of record or beneficially 5% or more of the outstanding shares of the GuidePath® Tactical Allocation Fund as of October ___, 2019.

[PRINCIPAL HOLDERS AS OF 30 DAYS FROM FILING (IF APPLICABLE) WILL BE INCLUDED IN 485(B) FILING]

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GPS FUNDS II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Declaration of Trust.

(1)
Registrant’s Amended and Restated Agreement and Declaration of Trust, adopted as of October 20, 2010, amended and restated as of January 6, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Registrant’s Certificate of Trust, as filed with the State of Delaware on October 20, 2010, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(a)
Amendment to the Registrant’s Certificate of Trust, as filed with the State of Delaware on January 14, 2011, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 18, 2011.

(b)
Amendment to the Registrant’s Certificate of Trust, as filed with the State of Delaware on March 23, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(b)	Bylaws.

(1) Registrant’s Amended and Restated Bylaws is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(c)	Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Amended and Restated Agreement and Declaration of Trust previously filed and incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s Bylaws, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement between the Registrant and AssetMark, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(a) Form of Amendment to Investment Advisory Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 9, 2018.

(2)
Form of Sub-Advisory Agreement for the Registrant’s GuideMark Opportunistic Fixed Income Fund between AssetMark, Inc. and DoubleLine Capital LP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(3)
Form of Sub-Advisory Agreement for the Registrant’s GuideMark Opportunistic Fixed Income Fund between AssetMark, Inc. and Franklin Advisers, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(4)
Form of Sub-Advisory Agreement for the Registrant’s GuidePath Managed Futures Strategy Fund between AssetMark, Inc. and AlphaSimplex Group, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(e)	Underwriting Contracts.

(1)
Form of Distribution Agreement between the Registrant and AssetMark Brokerage™, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(a) Form of Amendment to Distribution Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 27, 2018.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)
Form of Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 27, 2018.

(h)	Other Material Contracts.

(1)
Form of Amended and Restated Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N‑1A, as filed with the SEC on April 27, 2018.

(2)	Addendum to the Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC – as filed with the SEC on July 31, 2019.

(3)
Form of Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 27, 2018.

(4)
Form of Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 27, 2018.

(5)
Form of Third Amended and Restated Administrative Services Agreement between the Registrant and AssetMark, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 27, 2018.

(6)	Form of Participation Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(7)
Form of Expense Limitation Agreement between the Registrant and AssetMark, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 27, 2018.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) the GuidePath® Growth Allocation Fund; (ii) GuidePath® Conservative Allocation Fund; (iii) GuidePath®  Tactical Allocation Fund; (iv) GuidePath® Absolute Return Allocation Fund; (v) GuideMark®  Global Real Return Fund; and (vi) GuideMark®  Opportunistic Fixed Income Fund, is incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-

1A, as filed with the SEC on March 29, 2011.

(2)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) the GuidePath® Multi-Asset Income Asset Allocation Fund; and (ii) GuidePath® Flexible Income Allocation Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(3)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to GuidePath® Managed Futures Strategy Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(4)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) GuidePath® Conservative Income Fund; (ii) GuidePath® Income Fund; and (iii) GuidePath® Growth and Income Fund is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on April 27, 2018.

(j)	Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm – as filed with the SEC on July 31, 2019.

(2) Power of Attorney is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(k)		Omitted Financial Statements.

Not Applicable.

(l)		Initial Capital Agreements.

(1) Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(m)		Rule 12b-1 Plan.

	(1)	Amended and Restated Rule Distribution Plan (12b-1 Plan) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(n)		Rule 18f-3 Plan.

	(1)	Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(p)		Codes of Ethics.

(1)
Code of Ethics of Registrant, AssetMark, Inc., AssetMark Trust Company, AssetMark Retirement Services, Inc., AssetMark Brokerage TM, LLC, and Global Financial Private Capital, LLC – as filed with the SEC on July 31, 2019.

	(2)	Reserved.

	(3)	Code of Ethics for DoubleLine Capital LP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2018.

	(4)	Code of Ethics for Franklin Advisers, Inc. dated December 31, 2018 – as filed with the SEC on July 31, 2019.

(5)	Code of Ethics for AlphaSimplex Group, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 31, 2018.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Declaration of Trust, adopted as of October 20, 2010, and amended and restated as of January 6, 2011.

(b)	Form of Investment Advisory Agreement between the Registrant and AssetMark, Inc. as provided for in Section 10 of the Agreement.

(c)	Form of Sub-Advisory Agreement between AssetMark, Inc. and Franklin Advisers, Inc., as provided for in Section 10 of the Agreement.

(d)	Reserved.

(e)	Form of Sub-Advisory Agreement between AssetMark, Inc. and AlphaSimplex Group, LLC as provided for in Section 10 of the Agreement.

(f)	Form of Sub-Advisory Agreement between AssetMark, Inc. and DoubleLine Capital LP as provided for in Section 10 of the Agreement.

(g)	Form of Distribution Agreement between the Registrant and AssetMark Brokerage™, LLC, as provided for in Section 2 of the Agreement.

(h)	Form of Amended and Restated Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement.

(i)	Reserved.

(j)	Form of Amended and Restated Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 6 of the Agreement.

(k)	Form of Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 7 of the Agreement.

(l)	Form of Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

AssetMark, Inc. is the investment advisor to each of the Registrant’s series, which currently consists of: GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuideMark® Opportunistic Fixed Income Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund. AssetMark, Inc. is a registered investment advisor under the Investment Advisors Act of 1940. AssetMark, Inc. is located at 1655 Grant Street, 10th Floor, California 94520 and is primarily engaged in providing investment management services.  Additional information regarding AssetMark, Inc., and information as to the officers and directors of AssetMark, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-56323), and is incorporated herein by reference.

DoubleLine Capital LP (“DoubleLine”), is a sub-advisor for the Registrant’s GuideMark® Opportunistic Fixed Income Fund.  DoubleLine has its principal place of business at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071.  Additional information as to DoubleLine and the directors and officers of DoubleLine is included in DoubleLine’s Form ADV filed with the Commission (File No. 801-70942), which is incorporated herein by reference and sets forth the officers and directors of DoubleLine and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Franklin Advisers, Inc. (“Franklin”), is a sub-advisor for the Registrant’s GuideMark® Opportunistic Fixed Income Fund.  Franklin has its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906.  Additional information as to Franklin and the directors and officers of Franklin is included in Franklin’s Form ADV filed with the Commission (File No. 801-26292), which is incorporated herein by reference and sets forth the officers and directors of Franklin and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

AlphaSimplex Group, LLC (“AlphaSimplex”), is a sub-advisor for the Registrant’s GuidePath® Managed Futures Strategy Fund. AlphaSimplex has its principal place of business at 255 Main Street, Cambridge, Massachusetts 02142. Additional information as to AlphaSimplex and the directors and officers of AlphaSimplex is included in AlphaSimplex’s Form ADV filed with the Commission (File No. 801-62448), which is incorporated herein by reference and sets forth the executive officers and directors of AlphaSimplex.

ITEM 32.  PRINCIPAL UNDERWRITER

(a) AssetMark Brokerage™, LLC, located at 1655 Grant Street, 10th Floor, Concord, California 94520, serves as principal underwriter for the following other investment companies:

Savos Investments Trust
GPS Funds I

(b) The information required by this Item 32 with respect to each director and officer of AssetMark Brokerage™, LLC, is incorporated herein by reference to Schedule A of Form BD filed by AssetMark Brokerage™, LLC, pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-69391).

(c) Not Applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, will be maintained in the following locations:

Records Relating to:
Are located at:

Registrant’s Investment Advisor:
AssetMark, Inc.
1655 Grant Street, 10th Floor
Concord, California 94520

Registrant’s Fund Accountant,
Administrator and Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Registrant’s Custodian:
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Registrant’s Distributor:
AssetMark Brokerage™, LLC
1655 Grant Street, 10th Floor
Concord, California 94520

Registrant’s Investment Sub-Advisors:

DoubleLine Capital LP
333 South Grand Avenue, 18th Floor
Los Angeles, California 90071

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403

AlphaSimplex Group, LLC
255 Main Street
Cambridge, MA 02142

ITEM 34.  MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.  UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Concord, and State of California, on September 24, 2019.

GPS FUNDS II

By:	Carrie E. Hansen*
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Carrie E. Hansen*	President, Trustee and Chairman	September 24, 2019
Carrie E. Hansen

David M. Dunford*	Trustee	September 24, 2019
David M. Dunford

Paul S. Feinberg*	Trustee	September 24, 2019
Paul S. Feinberg

Dennis G. Schmal*	Trustee	September 24, 2019
Dennis G. Schmal

/s/ Patrick R. Young	Treasurer	September 24, 2019
Patrick R. Young

*By:	/s/ Patrick R. Young
Patrick R. Young
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit